PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 100.1%
Common Stocks 99.8%
Aerospace & Defense 0.0%
Moog, Inc. (Class A Stock)	3,800	$287,014
Air Freight & Logistics 1.0%
Air Transport Services Group, Inc.*	74,400	1,851,816
Atlas Air Worldwide Holdings, Inc.*	52,228	4,236,735
		6,088,551
Airlines 0.8%
Mesa Air Group, Inc.*	368,700	2,779,998
SkyWest, Inc.*	45,768	1,969,397
		4,749,395
Auto Components 1.7%
Dana, Inc.	28,100	623,539
Goodyear Tire & Rubber Co. (The)*	278,200	5,319,184
Modine Manufacturing Co.*	218,500	2,403,500
Motorcar Parts of America, Inc.*(a)	25,100	474,892
Standard Motor Products, Inc.	25,000	1,197,500
		10,018,615
Banks 19.8%
1st Source Corp.	9,700	468,316
Ameris Bancorp	55,900	2,928,601
Associated Banc-Corp.	71,600	1,595,248
Atlantic Union Bankshares Corp.	73,300	2,629,271
BankUnited, Inc.	66,400	2,693,184
Banner Corp.	40,000	2,310,400
Brookline Bancorp, Inc.	23,600	378,780
Byline Bancorp, Inc.	32,100	826,896
Cadence Bank(a)	80,100	2,324,502
Camden National Corp.	16,725	796,110
Cathay General Bancorp	67,000	2,826,730
CNB Financial Corp.	34,399	883,022
Columbia Banking System, Inc.	28,400	969,292
Community Trust Bancorp, Inc.	65,466	2,859,555
ConnectOne Bancorp, Inc.	90,100	3,039,073
Customers Bancorp, Inc.*	58,130	3,097,748
CVB Financial Corp.	55,100	1,103,102
Eagle Bancorp, Inc.	32,300	1,827,857

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Enterprise Financial Services Corp.	19,900	$935,698
Financial Institutions, Inc.	108,727	3,470,566
First Bancorp	24,700	1,195,974
First BanCorp. (Puerto Rico)	77,300	1,055,145
First Busey Corp.	57,200	1,458,028
First Commonwealth Financial Corp.	72,600	1,110,780
First Financial Bancorp	123,051	2,926,153
First Financial Corp.	59,659	2,556,388
First Interstate BancSystem, Inc. (Class A Stock)	5,900	245,263
First Merchants Corp.	60,300	2,507,274
Flushing Financial Corp.	17,700	425,154
Fulton Financial Corp.	177,600	2,859,360
Great Southern Bancorp, Inc.	26,063	1,470,735
Hancock Whitney Corp.	28,400	1,405,232
Hanmi Financial Corp.	61,978	1,375,292
HarborOne Bancorp, Inc.	28,500	409,545
Heartland Financial USA, Inc.	60,704	3,042,485
Hilltop Holdings, Inc.(a)	66,603	2,360,410
Home BancShares, Inc.	72,600	1,724,976
HomeStreet, Inc.	32,400	1,527,984
Hope Bancorp, Inc.	190,616	2,781,087
Horizon Bancorp, Inc.	37,631	717,623
Independent Bank Group, Inc.	40,800	2,949,432
International Bancshares Corp.	57,282	2,428,757
Lakeland Bancorp, Inc.	117,827	2,118,530
Midland States Bancorp, Inc.	31,700	813,422
MidWestOne Financial Group, Inc.	4,962	155,559
National Bank Holdings Corp. (Class A Stock)	5,700	247,209
NBT Bancorp, Inc.	22,000	807,180
OceanFirst Financial Corp.	13,600	301,512
OFG Bancorp (Puerto Rico)	36,200	937,580
Old National Bancorp(a)	155,143	2,649,842
Pacific Premier Bancorp, Inc.	21,800	915,382
Peapack-Gladstone Financial Corp.	74,079	2,485,350
Peoples Bancorp, Inc.	6,100	194,956
QCR Holdings, Inc.	23,500	1,295,790
Renasant Corp.	13,100	490,071
S&T Bancorp, Inc.	16,763	512,277
Sandy Spring Bancorp, Inc.	59,200	2,809,632
Simmons First National Corp. (Class A Stock)	101,900	3,045,791
Southside Bancshares, Inc.	5,400	223,128
SouthState Corp.	45,985	3,590,969

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Texas Capital Bancshares, Inc.*	12,100	$733,260
Towne Bank	53,000	1,670,560
Trustmark Corp.(a)	59,500	1,892,695
UMB Financial Corp.	6,700	662,094
United Bankshares, Inc.	91,300	3,377,187
United Community Banks, Inc.	37,700	1,313,468
Univest Financial Corp.	30,300	869,610
Valley National Bancorp	299,000	3,964,740
WesBanco, Inc.	79,948	2,779,792
		117,354,614
Beverages 0.1%
Molson Coors Beverage Co. (Class B Stock)	16,800	740,712
Biotechnology 1.5%
Emergent BioSolutions, Inc.*	83,200	3,966,144
OPKO Health, Inc.*(a)	550,700	2,087,153
Sage Therapeutics, Inc.*	40,100	1,618,436
Surface Oncology, Inc.*	181,700	1,348,214
		9,019,947
Building Products 0.4%
American Woodmark Corp.*	19,900	1,367,926
Griffon Corp.	13,100	347,019
Resideo Technologies, Inc.*	26,700	658,422
		2,373,367
Capital Markets 1.0%
Cowen, Inc. (Class A Stock)	60,400	2,278,892
Oppenheimer Holdings, Inc. (Class A Stock)	69,000	3,591,450
StoneX Group, Inc.*	3,900	269,529
		6,139,871
Chemicals 1.3%
AdvanSix, Inc.*	33,000	1,603,800
Ecovyst, Inc.	109,600	1,280,128
Koppers Holdings, Inc.*	10,200	357,918
Minerals Technologies, Inc.	33,100	2,348,114

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Rayonier Advanced Materials, Inc.*	55,600	$399,208
Tronox Holdings PLC (Class A Stock)	75,300	1,755,996
		7,745,164
Commercial Services & Supplies 2.2%
ABM Industries, Inc.	26,800	1,179,468
ACCO Brands Corp.	384,641	3,180,981
BrightView Holdings, Inc.*	179,100	2,840,526
KAR Auction Services, Inc.*	240,900	3,534,003
Matthews International Corp. (Class A Stock)	64,000	2,199,680
		12,934,658
Communications Equipment 0.4%
NETGEAR, Inc.*(a)	79,800	2,300,634
Construction & Engineering 0.7%
Northwest Pipe Co.*	37,500	891,000
Primoris Services Corp.	83,800	2,258,410
Tutor Perini Corp.*	85,300	1,161,786
		4,311,196
Consumer Finance 2.7%
Encore Capital Group, Inc.*(a)	69,891	3,775,512
Enova International, Inc.*	60,200	1,952,888
Navient Corp.	160,100	3,153,970
Nelnet, Inc. (Class A Stock)	43,753	3,615,310
PRA Group, Inc.*	49,800	2,135,424
Regional Management Corp.	30,400	1,552,832
		16,185,936
Diversified Consumer Services 1.6%
Adtalem Global Education, Inc.*	102,500	3,785,325
Graham Holdings Co. (Class B Stock)	1,100	644,435
Perdoceo Education Corp.*	151,700	1,611,054
Strategic Education, Inc.(a)	48,600	3,315,006
		9,355,820

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 0.1%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	46,800	$848,952
Diversified Telecommunication Services 0.6%
Consolidated Communications Holdings, Inc.*	84,800	627,520
EchoStar Corp. (Class A Stock)*(a)	121,800	2,857,428
		3,484,948
Electric Utilities 0.4%
OGE Energy Corp.	20,900	712,063
Pinnacle West Capital Corp.	24,300	1,567,107
		2,279,170
Electronic Equipment, Instruments & Components 2.8%
Arrow Electronics, Inc.*	13,700	1,585,775
Benchmark Electronics, Inc.	22,700	529,137
Kimball Electronics, Inc.*	77,300	2,222,375
Methode Electronics, Inc.	15,600	656,292
Sanmina Corp.*	109,800	4,144,950
ScanSource, Inc.*	89,000	3,184,420
TTM Technologies, Inc.*	275,500	3,647,620
Vishay Intertechnology, Inc.	50,400	968,688
		16,939,257
Energy Equipment & Services 0.5%
Archrock, Inc.	41,500	339,885
Bristow Group, Inc.*	30,700	1,062,220
Helix Energy Solutions Group, Inc.*	124,900	472,122
National Energy Services Reunited Corp.*(a)	73,900	864,630
		2,738,857
Entertainment 0.4%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	71,200	2,518,344
Equity Real Estate Investment Trusts (REITs) 7.1%
Brandywine Realty Trust	174,300	2,309,475
CTO Realty Growth, Inc.	46,961	2,517,579
Diversified Healthcare Trust	474,600	1,727,544

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Franklin Street Properties Corp.	608,400	$2,737,800
GEO Group, Inc. (The)(a)	445,400	3,643,372
Global Net Lease, Inc.	205,600	3,293,712
Macerich Co. (The)(a)	264,594	4,786,506
National Health Investors, Inc.	17,100	919,638
Office Properties Income Trust	141,618	3,628,253
Omega Healthcare Investors, Inc.	23,800	698,768
Paramount Group, Inc.	127,000	1,076,960
Piedmont Office Realty Trust, Inc. (Class A Stock)	226,100	4,015,536
Preferred Apartment Communities, Inc.	269,500	3,398,395
Sabra Health Care REIT, Inc.	305,500	4,322,825
SL Green Realty Corp.(a)	21,639	1,516,245
Whitestone REIT	165,300	1,517,454
		42,110,062
Food & Staples Retailing 2.6%
Ingles Markets, Inc. (Class A Stock)	53,005	3,667,416
SpartanNash Co.	156,590	3,623,492
United Natural Foods, Inc.*	84,700	3,675,133
Village Super Market, Inc. (Class A Stock)	32,500	723,775
Weis Markets, Inc.(a)	64,800	3,648,888
		15,338,704
Food Products 1.4%
Fresh Del Monte Produce, Inc.	79,700	2,669,153
Hostess Brands, Inc.*	17,600	332,816
Seaboard Corp.	200	770,004
Seneca Foods Corp. (Class A Stock)*	34,600	1,786,398
TreeHouse Foods, Inc.*	77,200	2,790,008
		8,348,379
Gas Utilities 2.3%
New Jersey Resources Corp.	7,000	264,670
ONE Gas, Inc.	2,600	174,980
South Jersey Industries, Inc.(a)	186,300	4,240,188
Southwest Gas Holdings, Inc.	61,100	4,231,175
Spire, Inc.	71,700	4,499,892
		13,410,905

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 0.0%
Meridian Bioscience, Inc.*	7,500	$141,075
Health Care Providers & Services 0.8%
Fulgent Genetics, Inc.*(a)	19,500	1,616,940
National HealthCare Corp.	25,700	1,797,458
Owens & Minor, Inc.	32,300	1,158,924
		4,573,322
Health Care Technology 0.1%
Computer Programs & Systems, Inc.*	10,300	371,830
Hotels, Restaurants & Leisure 0.3%
Biglari Holdings, Inc. (Class B Stock)*	7,600	1,263,348
Del Taco Restaurants, Inc.	36,800	306,912
		1,570,260
Household Durables 4.1%
Bassett Furniture Industries, Inc.	18,400	310,776
Beazer Homes USA, Inc.*	185,300	3,355,783
Century Communities, Inc.	54,900	3,681,594
Ethan Allen Interiors, Inc.(a)	45,100	1,046,771
M/I Homes, Inc.*	64,500	3,693,270
Meritage Homes Corp.*	25,700	2,793,847
Taylor Morrison Home Corp.*	161,400	4,927,542
Tri Pointe Homes, Inc.*	173,200	4,189,708
VOXX International Corp.*	22,700	256,737
		24,256,028
Insurance 2.5%
CNO Financial Group, Inc.	159,200	3,843,088
Employers Holdings, Inc.	71,198	2,748,243
Horace Mann Educators Corp.	47,000	1,841,460
National Western Life Group, Inc. (Class A Stock)	15,800	3,397,158
Safety Insurance Group, Inc.	14,600	1,144,786
Stewart Information Services Corp.	26,100	1,857,537
		14,832,272

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 0.2%
Cars.com, Inc.*	78,800	$1,025,976
Leisure Products 0.1%
American Outdoor Brands, Inc.*	19,500	444,210
Nautilus, Inc.*	37,400	382,602
		826,812
Machinery 0.1%
Miller Industries, Inc.	3,900	140,946
Park-Ohio Holdings Corp.	7,900	184,228
		325,174
Marine 0.6%
Costamare, Inc. (Monaco)(a)	221,300	2,967,633
Genco Shipping & Trading Ltd.	22,600	388,042
Safe Bulkers, Inc. (Greece)*	66,100	294,806
		3,650,481
Media 1.8%
Entercom Communications Corp.*	311,400	1,005,822
EW Scripps Co. (The) (Class A Stock)	165,200	3,072,720
Gray Television, Inc.	173,700	4,071,528
TEGNA, Inc.	143,200	2,815,312
		10,965,382
Metals & Mining 1.9%
Commercial Metals Co.	135,900	4,373,262
Schnitzer Steel Industries, Inc. (Class A Stock)	38,200	2,055,160
SunCoke Energy, Inc.	171,900	1,241,118
TimkenSteel Corp.*	103,500	1,443,825
United States Steel Corp.(a)	72,500	1,913,275
		11,026,640
Mortgage Real Estate Investment Trusts (REITs) 5.1%
Apollo Commercial Real Estate Finance, Inc.	234,283	3,547,045
Arbor Realty Trust, Inc.(a)	27,900	561,069
Ares Commercial Real Estate Corp.	82,000	1,280,840
ARMOUR Residential REIT, Inc.	162,500	1,709,500

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Blackstone Mortgage Trust, Inc. (Class A Stock)	120,400	$3,961,160
Broadmark Realty Capital, Inc.(a)	143,400	1,479,888
Chimera Investment Corp.(a)	230,200	3,593,422
Dynex Capital, Inc.(a)	94,235	1,649,112
Ellington Financial, Inc.	95,600	1,738,008
Granite Point Mortgage Trust, Inc.	142,800	1,913,520
KKR Real Estate Finance Trust, Inc.(a)	85,600	1,858,376
PennyMac Mortgage Investment Trust(a)	84,500	1,702,675
Ready Capital Corp.	118,572	1,834,309
Redwood Trust, Inc.	104,200	1,412,952
TPG RE Finance Trust, Inc.	30,500	398,635
Two Harbors Investment Corp.	238,400	1,530,528
		30,171,039
Multiline Retail 0.6%
Big Lots, Inc.(a)	56,700	2,508,975
Macy’s, Inc.	49,300	1,304,971
		3,813,946
Multi-Utilities 0.3%
Black Hills Corp.	9,500	630,610
NorthWestern Corp.	21,300	1,211,118
		1,841,728
Oil, Gas & Consumable Fuels 6.3%
Alto Ingredients, Inc.*(a)	142,400	757,568
Antero Resources Corp.*	191,000	3,795,170
Berry Corp.	240,800	2,314,088
Bonanza Creek Energy, Inc.(a)	50,900	2,857,526
CNX Resources Corp.*(a)	233,100	3,405,591
Comstock Resources, Inc.*	31,200	307,944
CONSOL Energy, Inc.*	52,300	1,438,773
DHT Holdings, Inc.(a)	347,100	2,259,621
Diamondback Energy, Inc.	7,600	814,644
Dorian LPG Ltd.	152,500	1,848,300
Earthstone Energy, Inc. (Class A Stock)*	122,000	1,238,300
Equitrans Midstream Corp.	356,700	3,677,577
International Seaways, Inc.(a)	9,900	173,745
Murphy Oil Corp.(a)	24,000	667,920

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Ovintiv, Inc.	52,900	$1,984,808
PDC Energy, Inc.	73,500	3,844,785
Ranger Oil Corp. (Class A Stock)*	38,600	1,275,344
Whiting Petroleum Corp.*	36,000	2,344,680
World Fuel Services Corp.	72,400	2,210,372
		37,216,756
Paper & Forest Products 1.0%
Clearwater Paper Corp.*	82,300	3,442,609
Glatfelter Corp.	159,300	2,617,299
Schweitzer-Mauduit International, Inc.	2,000	69,680
		6,129,588
Personal Products 0.6%
Edgewell Personal Care Co.	105,300	3,684,447
Pharmaceuticals 1.3%
Innoviva, Inc.*(a)	70,000	1,221,500
Prestige Consumer Healthcare, Inc.*	55,900	3,353,441
Supernus Pharmaceuticals, Inc.*(a)	112,200	3,349,170
		7,924,111
Professional Services 0.5%
Kelly Services, Inc. (Class A Stock)	150,000	2,704,500
Resources Connection, Inc.	20,800	362,128
		3,066,628
Real Estate Management & Development 1.0%
Forestar Group, Inc.*	80,300	1,571,471
Kennedy-Wilson Holdings, Inc.	5,900	131,983
RE/MAX Holdings, Inc. (Class A Stock)	12,300	391,263
Realogy Holdings Corp.*	218,500	3,784,420
		5,879,137
Road & Rail 1.0%
Covenant Logistics Group, Inc.*	114,100	3,240,440
Knight-Swift Transportation Holdings, Inc.	29,500	1,672,355

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Ryder System, Inc.	9,200	$781,540
Schneider National, Inc. (Class B Stock)	12,500	311,750
		6,006,085
Semiconductors & Semiconductor Equipment 0.5%
Photronics, Inc.*	229,600	2,982,504
Software 0.7%
Ebix, Inc.(a)	24,700	810,407
Xperi Holding Corp.	178,200	3,193,344
		4,003,751
Specialty Retail 3.7%
Aaron’s Co., Inc. (The)	74,300	1,737,877
Cato Corp. (The) (Class A Stock)	13,300	234,479
Conn’s, Inc.*(a)	117,200	2,610,044
Container Store Group, Inc. (The)*(a)	132,800	1,468,768
Genesco, Inc.*(a)	57,800	3,502,102
Group 1 Automotive, Inc.	20,200	3,631,960
Lazydays Holdings, Inc.*	4,600	97,014
MarineMax, Inc.*(a)	44,300	2,294,297
ODP Corp. (The)*	93,380	4,043,354
TravelCenters of America, Inc.*	9,700	522,927
Urban Outfitters, Inc.*(a)	34,500	1,101,585
Zumiez, Inc.*	13,100	533,170
		21,777,577
Technology Hardware, Storage & Peripherals 0.2%
Xerox Holdings Corp.	79,100	1,407,980
Textiles, Apparel & Luxury Goods 1.0%
G-III Apparel Group Ltd.*	127,600	3,657,016
Movado Group, Inc.	21,800	725,940
Vera Bradley, Inc.*	140,000	1,373,400
		5,756,356
Thrifts & Mortgage Finance 4.9%
Essent Group Ltd.	99,200	4,761,600

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Meta Financial Group, Inc.	2,300	$127,512
Mr. Cooper Group, Inc.*	86,400	3,787,776
NMI Holdings, Inc. (Class A Stock)*	60,800	1,476,224
Northfield Bancorp, Inc.	29,900	524,745
Northwest Bancshares, Inc.	70,000	966,000
PennyMac Financial Services, Inc.	49,715	3,085,313
Premier Financial Corp.	69,482	2,215,086
Provident Financial Services, Inc.	161,620	4,001,711
Radian Group, Inc.	189,266	4,517,780
TrustCo Bank Corp. NY	4,700	157,732
Washington Federal, Inc.	40,700	1,439,152
Waterstone Financial, Inc.	5,600	115,752
WSFS Financial Corp.	32,700	1,694,187
		28,870,570
Tobacco 0.6%
Universal Corp.	73,600	3,459,200
Trading Companies & Distributors 3.6%
Air Lease Corp.	39,600	1,585,980
Boise Cascade Co.	15,000	849,300
GATX Corp.(a)	30,100	2,854,985
Rush Enterprises, Inc. (Class A Stock)	68,200	3,551,856
Textainer Group Holdings Ltd. (China)*	106,400	4,180,456
Titan Machinery, Inc.*	41,500	1,179,430
Triton International Ltd. (Bermuda)	83,600	5,199,084
WESCO International, Inc.*	16,200	2,098,872
		21,499,963
Wireless Telecommunication Services 1.0%
Telephone & Data Systems, Inc.	192,700	3,611,198
United States Cellular Corp.*	78,900	2,411,973
		6,023,171

Total Common Stocks (cost $460,492,998)		592,702,861

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Exchange-Traded Fund 0.3%
iShares Russell 2000 Value ETF(a) (cost $1,822,289)	10,900	$1,813,542

Total Long-Term Investments (cost $462,315,287)		594,516,403

Short-Term Investments 13.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,770,729	1,770,729
PGIM Institutional Money Market Fund (cost $76,076,334; includes $76,072,560 of cash collateral for securities on loan)(b)(wa)	76,159,624	76,113,928

Total Short-Term Investments (cost $77,847,063)		77,884,657

TOTAL INVESTMENTS 113.2% (cost $540,162,350)		672,401,060
Liabilities in excess of other assets (13.2)%		(78,299,930)

Net Assets 100.0%		$594,101,130

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,049,819; cash collateral of $76,072,560 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).